NEWBUILDINGS - Additional Information (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2017 USD ($)	Feb. 28, 2017 USD ($) vessel	Jan. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) newbuilding	Dec. 31, 2018 USD ($) newbuilding	Dec. 31, 2016 USD ($)
Summary of Newbuildings [Line Items]
Newbuilding balance				$ 105,727	$ 0	$ 180,562
Other capitalized costs				4,700
Pre-delivery installments				$ 19,500
Golden Libra & Golden Virgo [Domain]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras			$ 31,300
Number of newbuildings delivered | vessel			2
Golden Arcus, Golden Cirrus, Golden Cumulus, Golden Incus and Golden Calvus [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras		$ 144,600
Other capitalized costs		3,200
Golden Nimbus [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras	$ 29,300
Golden Surabaya And Golden Savannah [Member]
Summary of Newbuildings [Line Items]
Payments to acquire newbuildings, agreed extras		$ 67,700
Number of newbuildings delivered | vessel		2
Capesize Newbuildings [Member]
Summary of Newbuildings [Line Items]
Number of newbuilding contracts | newbuilding				5	5